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                              [ON NVEST LETTERHEAD]



                                                   January 3, 2001

Via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

     Re:   Nvest Companies Trust I
           File Numbers:  333-37314; 811-09945

Dear Sir or Madam:

     On behalf of Nvest Companies Trust I (the "Trust"), I am transmitting for filing this letter pursuant to Rule 497(j) of the Securities Act of 1933, as amended, certifying that that the prospectus and Statement of Additional Information with respect to the Trust's Nvest AEW Real Estate Fund series does not differ from that contained in Post-Effective Amendment No. 2 to the Trust's Registration Statement (the "Amendment") filed pursuant to Rule 485(b). The Amendment was filed electronically on December 29, 2000.

     Please direct any questions or comments you may have to my attention at
(617) 578-1131 or in my absence, to my colleague James Wall at (617) 578-1187.


                                                   Very Truly Yours,

                                                   /s/ CHRISTOPHER BOHANE

                                                   Christopher Bohane